Expenses by Nature - Expenses Classified by Nature (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Mine depreciation	$ 190	$ 144	$ 119
Salaries and benefits	14	24	28
Total	511	472
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, inventories	17	15
Write-downs	28	0
Coal
Disclosure of products and services [line items]
Write-downs	65	37
Fuel and purchased power
Disclosure of products and services [line items]
Gas fuel costs	306	159	133
Coal fuel costs	164	269	310
Royalty, land lease, other direct costs	19	20	21
Purchased power	339	163	246
Mine depreciation	190	144	119
Salaries and benefits	36	50	52
Other expenses	0	0	0
Total	1,054	805	881
Fuel and purchased power | Coal
Disclosure of products and services [line items]
Mine depreciation	48	22
OM&A
Disclosure of products and services [line items]
Gas fuel costs	0	0	0
Coal fuel costs	0	0	0
Royalty, land lease, other direct costs	0	0	0
Purchased power	0	0	0
Mine depreciation	0	0	0
Salaries and benefits	234	235	228
Other expenses	277	237	247
Total	511	$ 472	$ 475
Write-downs	$ 28